Consolidated Statements of Earnings and Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Tax expense on the change in unamortized prior service credits	$ 15	$ 19	$ 35